SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) - Nonrecurring basis - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Fair value measurements
Financial assets	$ 0	$ 0
Financial liabilities	$ 0	$ 0